Presentation and Preparation of the Consolidated Financial Statements and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Basis of preparation of the consolidated financial statements

2.1. Basis of preparation of the Consolidated Financial Statements

These Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee (IFRS I C) applicable to companies reporting under IFRS. These Consolidated Financial Statements comply with IFRS as issued by the International Accounting Standards Board (“IASB”). The Consolidated Financial Statements are presented in thousands of U.S. Dollars, except for share data or as otherwise indicated, which is the functional currency of dLocal Limited.

The Consolidated Financial Statements have been prepared on a historical cost basis, except for certain financial assets measured at fair value as explained in Note 2.5: Financial instruments-initial recognition and measurement, and for the Financial Statements of Argentine operations that were adjusted upon IAS 29 requirements as detailed in Note 2.3 Foreign currencies.

The preparation of Financial Statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying dLocal’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the Financial Statements, are disclosed in Note 3: Accounting estimates and judgments.

As mentioned in Note 1.2, a written resolution of dLocal’s shareholders dated May 19, 2021 and effective June 2, 2021, approved a 500-for-1 stock split of dLocal’s common shares, whereby every share of capital stock of dLocal was converted into 500 shares, increasing the authorized share capital to 1,500,000,000 common shares and changing the par value of the common shares from $1.00 to $0.002. As a result, the share capital previously represented by 577,008 common shares was increased to 288,504,244 common shares. The stock split affected all of our existing shareholders uniformly and did not affect any individual shareholder’s percentage ownership interest in the company. References made to outstanding shares and per share amounts in the accompanying financial statements and applicable disclosures have been retroactively adjusted to reflect this stock split.

These Consolidated Financial Statements as of December 31, 2021, were approved by dLocal’s Board of Directors on March 14, 2022.

Basis of consolidation

2.2. Basis of consolidation

Business combinations

The Group accounts for business combinations using the acquisition method when control is transferred to the Group. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if they are related to the issue of debt or equity instruments.

The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss.

Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, then it is not remeasured, and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

There were no significant business combinations during 2021 and 2020.

Subsidiaries

The Group consolidates all entities over which it has control. Control is achieved when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Inter-company transactions, balances, income and expenses on transactions between Group companies are eliminated.

Subsidiaries are all entities over which dLocal has control. Subsidiaries are fully consolidated from the date dLocal obtains control of the subsidiary and ceases when dLocal loses control of the subsidiary. The subsidiaries included in the consolidation are described in Note 4: Consolidation of subsidiaries.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

Foreign currencies

2.3. Foreign currencies

i) Functional and presentation currency

Items included in the Financial Statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in U.S. Dollar, which is dLocal’s functional and presentation currency.

ii) Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates, are generally recognized in profit or loss.

The Group adopts an allocation policy for foreign exchange differences in order to allocate them to the various line items of its financial statements, based on the nature of the item that generated the exchange difference. For example, exchange differences on trade payables arising from the purchase of services and exchange differences from payins and payouts transactions are included as part of Cost of services while exchange differences arising from loans are allocated to Finance costs. This policy is applied consistently from period to period.

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss, and translation differences on non-monetary assets such as equities classified as at fair value through other comprehensive income are recognized in other comprehensive income. Foreign exchange gains and losses resulting from the measurement at period end exchange rates of monetary assets denominated in foreign currencies and measured at fair value through other comprehensive income are recognized in the statement of income.

iii) Argentine operations

Argentina is one of the principal markets of the Group’s business, as measured by revenue. Recently, the economic environment in Argentina has been volatile with weak economic conditions, devaluation of local currency, high interest rates, high level of inflation and a large public deficit which led Argentina to request financial assistance from the International Monetary Fund.

The Group applied IAS 29 “Financial Reporting in Hyperinflationary Economies” (“ IAS 29”) to its operations in Argentina. IAS 29 establishes that financial statements of entities whose functional currency is that of a hyperinflationary economy must be adjusted for the effects of changes in the general price index and expressed in terms of the current unit of measurement at the closing date of the reporting period. In order to determine whether an economy is categorized as hyperinflationary under the terms of IAS 29, the standard details a series of factors to be considered, including the existence of a cumulative inflation rate in three years that approximates or exceeds 100%. Argentina experienced a significant increase in inflation during 2018, which exceeded the 100% three-year cumulative inflation rate. The three-year cumulative inflation is expected to significantly exceed 100% at December 31, 2020 and is expected to remain significantly above that threshold in future years.

IAS 29 requires adjustments to non-monetary items in the statement of financial position by applying a general price index from the day they were booked until the end of the reporting period. Additionally, it also requires that all items in the statement of comprehensive income are expressed in terms of the measuring unit current at the end of the reporting period.

The inflation adjustment on the initial balances as of December 31, 2019 and 2020 were calculated by means of conversion factor derived from the Argentine price indexes published by the Argentine Federation of Professional Councils of Economic Sciences National Institute of Statistics (“FACPCE”). The price index for the year ended December 31, 2021, was 1.5 (1.36 and 1.54 for the years ended December 31, 2020 and 2019, respectively).

Results of operations in Argentine Pesos, after adjustment for inflation pursuant to IAS 29, were then converted into U.S. Dollars at the closing exchange rate for such reported period. This process is called “translation”.

iv) Group companies

The results and financial position of foreign operations of non-hyperinflationary economies that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

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Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statements of financial position
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Income and expenses for each statement of income and statement of comprehensive income are translated at average exchange rates, and
•
All resulting exchange differences are recognized in other comprehensive income.

The results and financial position of foreign operations whose functional currency is the currency of a hyperinflationary economy are translated into the presentation currency as follows:

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All amounts (i.e. assets, liabilities, equity items, income and expenses) are translated at the closing rate at the date of the most recent statement of financial position.

On consolidation, exchange differences arising from the translation of foreign entities are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

The following is the detail of the exchange rates of the main currencies used by the Group compared to the USD in the year ended December 31, 2021 and 2020:

	Average rate		Year-end spot rate
	2021	2020	Dec 31, 2021	Dec 31, 2020
Argentina (ARS/USD)	94.9	71.9	102.6	84.1
Brazil (BRL/USD)	5.4	4.6	5.6	5.2
Chile (CLP/USD)	758.5	730.0	850.3	711.2
Colombia (COP/USD)	3,741.8	3,354.8	3,981.2	3,432.5
Ecuador (USD/USD)	1.0	1.0	1.0	1.0
Egypt (EGP/USD)	15.7	15.8	15.8	15.7
India (IRN/USD)	72.2	72.2	74.3	73.1
Israel (NIS/USD)	3.1	3.3	3.0	3.2
Malta (EUR/USD)	0.8	0.8	0.8	0.8
Mexico (MXN/USD)	20.5	19.4	20.3	19.9
Morocco (MAD/USD)	9.2	9.2	9.2	8.9
Panama (USD/USD)	1.0	1.0	1.0	1.0
Peru (PEN/USD)	4.0	3.5	3.9	3.6
Uruguay (UYU/USD)	44.7	39.8	43.6	42.3

Cash and cash equivalents

2.4. Cash and cash equivalents

Cash and cash equivalents include cash in hand, deposits held at call with banks and other short-term highly liquid financial instruments with original maturities of three months or less. dLocal classifies as cash equivalents a financial instrument that can be immediately converted into a known amount of cash and the fair value approximates the carrying value. dLocal cash and cash equivalents are measured at amortized cost and are included in current assets due to their short-term nature.

Financial instruments - initial recognition and subsequent measurement

2.5. Financial instruments - initial recognition and subsequent measurement

i) Financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition and subsequently measured at amortized cost, fair value through other comprehensive income (“OCI”), and fair value through profit or loss (“FVPL”).

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Except for trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus transaction costs, in the case of a financial asset not at FVPL. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15-Revenue from Contracts with Customers.

In order for a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows while financial assets classified and measured at fair value through OCI are held within a business model with the objective of both holding to collect contractual cash flows and selling.

Financial assets as of December 31, 2021 and 2020 include cash and cash equivalents, trade and other receivables and investments in quoted debt securities.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification, which may be (i) financial assets at amortized cost; (ii) financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments); (iii) financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments); and (iv) financial assets at fair value through profit or loss.

Financial assets at amortized cost

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment.

The Group’s financial assets at amortized cost for 2021 and 2020 include cash and cash equivalents, restricted cash (included in Other Assets) and trade and other receivables which correspond to receivables fee from merchants originated from transactions through dLocal’s payment and collection platform as well as receivables from payment processors and preferred suppliers.

Financial assets at fair value through profit or loss

Financial assets through profit or loss consist of equity investments that are held for trading, debt securities that do not qualify for measurement at either amortized cost or fair value through other comprehensive income, and equity investments for which the company has not elected to recognize fair value gains and losses through other comprehensive income.

The Group’s financial assets at fair value through profit or loss as of December 31, 2021 and 2020 include investment in quoted debt securities. On disposal of any of the above investments, any gains or losses are recognized in the profit and loss.

Financial assets at fair value through OCI

For debt instruments at fair value through OCI, interest income, foreign exchange gains and losses and impairment losses or reversals are recognized in the statement of comprehensive income and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss. The Group did not hold any financial assets within this category as of December 31, 2021 or 2020.

Financial assets designated at fair value through OCI (equity instruments)

Upon initial recognition, the Group can elect to irrevocably present in other comprehensive income subsequent changes in the fair value of its equity investments when they meet the definition of equity under IAS 32 Financial Instruments: Presentation and are not held for trading. This election is made on an instrument-by-instrument basis. Gains and losses on these financial assets are never recycled to profit or loss. The Group did not hold any financial asset within this category as of December 31, 2021 or 2020.

Derecognition

A financial asset or, where applicable, a part of a financial asset or part of a group of similar financial assets, is derecognized when:

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The rights to receive cash flows from the asset expire; or
•
dLocal transfers its rights to receive cash flows from the asset or assumes an obligation to pay the received cash flows in full to a third party under a “pass-through” arrangement; and (a) transfers virtually all the risks and benefits of the asset, or (b) neither transfers nor retains virtually all the risks and benefits of the asset, but transfers control of the asset.

When dLocal has transferred its rights to receive cash flows from an asset and has not transferred or retained substantially all the risks and benefits of the asset, this asset is recognized to the extent of dLocal’s continuing involvement in the asset. In such case, dLocal also recognizes an associated liability.

The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that dLocal Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of the consideration that dLocal may be required to repay.

ii) Impairment of financial assets

dLocal assesses, at the reporting date, if there is objective evidence that a financial asset or a group of financial assets is impaired. The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value through profit or loss.

ECLs are based on the difference between the cash flows contractually due and all the cash flows that the Group expects to receive, discounted at the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

The Group applies a simplified approach on trade and other receivables in calculating ECLs, therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs and on segmentation of trade receivables. The Group uses historical loss experience in trade receivables and adjusts historical loss rates to reflect information about current conditions and reasonable and bearable forecasts of future economic conditions.

iii) Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, amortized cost or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of amortized cost, net of directly attributable transaction costs.

The Group’s financial liabilities as of December 31, 2021 include trade and other payables and borrowings. As of December 31, 2020, financial liabilities included trade and other payables.

Subsequent measurement

The subsequent measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include held-for-trading financial liabilities and financial liabilities designated at fair value through profit or loss at initial recognition.

Financial liabilities are classified as held-for-trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9- Financial Instruments.

Gains and losses on held-for-trading liabilities are recognized in the statement of comprehensive income.

The Group did not have these types of liabilities during 2021 or 2020.

Financial liabilities at amortized cost

After initial recognition, interest-bearing borrowings are subsequently measured at amortized cost, using the effective interest rate (“EIR”) method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process. This category is the most relevant to the Group.

Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in “Financial expenses” in the statement of comprehensive income.

This category for 2021 and 2020 includes all trade and other payables which represent liabilities for goods and services that have been acquired in the ordinary course of business from suppliers and short term financial liabilities. The amounts are unsecured and are usually paid within 30 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period.

The book value of trade payables approximates their fair value due to their short-term nature.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of comprehensive income.

iv) Derivative financial instruments

Derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

The Group operates in several foreign currencies and consequently is exposed to foreign currency risk. From time to time, the Group uses derivative financial instruments, such as delivery and non-deliverable forward currency contracts to hedge or reduce exposure to foreign currency risks. For information about derivative financial instruments see Note 24: Derivative financial instruments.

In addition, the Group had an option agreement in place with one shareholder (“Investor”), more fully explained in Note 24, pursuant to which the Investor has outstanding options to purchase shares that are classified as derivative financial liability instruments at the end of the year. dLocal acts as a guarantor for the obligations assumed by certain shareholders and the liability arises due to the potential issue of shares on a cashless basis.

Accordingly, these outstanding derivatives were recognized in the Group’s consolidated balance sheet at fair value through profit or loss, where results and changes in fair value from these contracts are recorded in financial income or loss.

v) Fair value of financial instruments

The Group measures its financial assets at fair value through profit or loss at fair value at each reporting date.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•
In the principal market for the asset or liability; or
•
In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•
Level 1 - quoted (unadjusted) prices in active markets for identical assets or liabilities;
•
Level 2 - inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
•
Level 3 - techniques using inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The Group uses observable market data to the extent possible. For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

vi) Current versus non-current classification

The Group presents financial assets and liabilities in the statement of financial position based on current and non-current classification. An asset is current when it is: (i) expected to be realized or intended to be sold or consumed in the normal operating cycle; (ii) expected to be realized within twelve months after the reporting period; (iii) held primarily for the purpose of trading; or (iv) cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current.

A liability is current when: (i) it is expected to be settled in the normal operating cycle; (ii) it is due to be settled within twelve months after the reporting period; (iii) it is held primarily for the purpose of trading; or (iv) there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period. All other liabilities are classified as non-current.

i) Financial instruments-offsetting

Financial assets and liabilities are presented net in the consolidated statement of financial position if, and only if, there is an existing and enforceable legal right to offset the amounts recognized and an intention to offset or to realize the asset and settle the liability simultaneously.

The Group presents trade payables to Merchants net of trade receivables from fees and trade receivables from processing entities net of fees considering that there is an enforceable legal right to offset and the Group expects to cancel such obligations on a net basis. For further detail refer to Note 26: Offsetting financial assets and financial liabilities.

Current and deferred income tax

2.6. Current and deferred income tax

Current and deferred income tax are recognized in profit or loss except to the extent that it relates to items recognized directly in equity or in other comprehensive income.

Current income tax

Tax assets and liabilities for the current year are calculated based on the expected recoverable amount or the amount payable to the tax authorities on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date in the countries where dLocal operates and generates taxable income.

Current income tax related to items recognized directly in equity are recognized in equity. dLocal periodically evaluates the tax positions involving interpretation of tax regulations and establishes provisions when appropriate.

The Group offsets current tax assets and current tax liabilities against the same tax authority when it has a legally enforceable right to set off current tax assets against current tax liabilities.

Deferred income tax

Deferred income tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred income tax assets and liabilities are recognized for all temporary taxable differences, except in the following situations:

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Temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss; and
•
Temporary differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future.

Deferred income tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date and tax loss carryforwards, to the extent that it is probable that taxable profit will be available against which they can be offset.

The carrying amount of deferred income tax assets is reviewed at each reporting date to assess whether it is probable that sufficient taxable profit will be available to allow all or part of the deferred tax assets to be utilized. Unrecognized deferred tax assets are reassessed, at each reporting date, and are recognized to the extent that it has become probable that future taxable profits will be available to allow their utilization.

Property, plant and equipment

2.7. Property, plant and equipment

Property, plant and equipment are stated at historical cost, net of accumulated depreciation and accumulated impairment losses, if any, except for items in this category of the Argentine operations that were adjusted upon IAS 29 requirements as detailed in Note 2.3 Foreign currencies. Historical cost includes expenditures that are directly attributable to the acquisition of the items and the cost of the item is material and can be measured reliably. Repairs and maintenance and all other expenditures are charged to profit or loss during the period in which they are incurred.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with these costs will flow to dLocal and that such benefits can be reliably measured. The carrying amount of replaced items or parts is derecognized. All other repairs and maintenance expenses are charged to the statement of comprehensive income during the year in which they are incurred.

The assets’ residual values and useful lives are reviewed at the end of each reporting period, and adjusted on a prospective basis, if appropriate. Depreciation is calculated on a straight-line basis over the estimated useful lives of the asset, as follows:

Computer Equipment	3 years

Building Improvements	10 years

As described in Note 19: Leases, during 2020 the Group signed a contract modification on a lease and incurred in costs for the design and construction of the new offices, such as professional fees of architects and construction suppliers as well as costs of building materials. Such costs were not contingent on obtaining the lease, did not influence the lease contract negotiation and therefore did not qualify as initial direct cost to be included in the right-of -use asset initial measurement. Accordingly, these costs were recognized as “Work in progress” and transferred to a new Property, plant and equipment line item called “Building Improvements” when the asset was ready for use. These assets will be amortized using the straight-line method, over the shorter of the estimated useful life of the asset or the remaining term of the lease.

An item of property, plant and equipment is derecognized upon disposal or when future economic benefits are expected from its use or disposal.

Any gain or loss on disposal (calculated as the difference between the net disposal proceeds with the carrying amount of the asset) is recognized within “Other gains- net” in the statement of comprehensive income when an asset is derecognized.

An asset’s carrying amount is immediately written down to its recoverable amount when the asset’s carrying amount is greater than its estimated recoverable amount. For further information see Note 2.9: Impairment of non-financial assets.
Intangible assets

2.8. Intangible assets

Externally acquired intangible assets are initially recognized at cost and subsequently amortized on a straight-line basis over their useful economic lives, up to three years. As mentioned in Note 20: Intangible assets, during year 2021 Dlocal acquired certain intangible assets that are amortized on a straight-line bases in 18.75 years.

dLocal’s business is based on digital products and services used to facilitate commercial relationships between international merchants and their customers in emerging markets. dLocal is continuously developing future product releases, enhancements and upgrades to existing software and maintenance oriented to bug fixes for existing products. Internal costs associated with the development of software and projects for which there is a likelihood that future economic benefits will arise are capitalized and amortized over their useful life.

Costs associated with maintaining computer software programs are recognized as an expense as incurred. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by dLocal are recognized as intangible assets. Directly attributable costs relating to internal development of software are capitalized as part of the software product, which mainly includes costs incurred with employees and third-party contracted services.

The expenses capitalized are only related to the development phase and are capitalized only if the Group can demonstrate the following:

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The technological feasibility of completing the intangible asset so that it will be available for use or sale.
•
Its intention to complete the intangible asset and use or sell it.
•
Its ability to use or sell the intangible asset.
•
How the intangible asset will generate probable future economic benefits.
•
The availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset.
•
Its ability to measure reliably the expenditure attributable to the intangible asset during its development.

Other development expenditures that do not meet the capitalization criteria are expensed as incurred.

Development costs previously recorded as an expense are not recognized as an asset in a subsequent period and are included in the statements of comprehensive income mainly within salaries and wages item. Capitalized computer software development costs are amortized over their estimated useful lives which are reviewed at the end of each reporting period, and adjusted on a prospective basis, if appropriate. dLocal amortizes capitalized software development costs on a straight-line basis over a period of up to three years. Management believes this is a reasonable estimated useful life based on an assessment evaluating expected usage of the asset.

Impairment of non-financial assets

2.9. Impairment of non-financial assets

dLocal considers the ability of the asset to generate future economic benefits related to the internal use of it in the development of dLocal business. The future economic benefits arise from making the service attractive for new or existing merchants, reducing costs by the elimination of unnecessary activities, among others.

An assessment is made at each reporting date to determine whether there is an indication that an asset may be impaired or to determine whether previously recognized impairment losses no longer exist or have decreased. If any indication exists, the Group estimates the asset’s recoverable amount. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets.

In determining fair value less costs of disposal, recent market transactions are considered. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples or other available fair value indicators.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

The Group did not record an impairment for non-financial assets during 2021, 2020 and 2019.
Provisions

2.10. Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are not recognized for future operating losses.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are established for all contingencies related to lawsuits or claims for which it is probable that an outflow of funds will be necessary to settle the contingency/obligation and a reasonable estimate can be made.

The assessment of the likelihood of loss includes the evaluation of available evidence, the hierarchy of laws, available case law, recent court decisions and their importance in the legal system, as well as the opinion of outside legal counsel. The provisions are reviewed and adjusted to reflect changes in circumstances.

Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as interest expense. Provisions are disclosed in the statement of financial position according to its nature.

Share-based payment and warrants

2.11. Share-based payments and warrants

2.11.1. General description - Share-based payments

Share-based compensation benefits are provided to certain key employees via dLocal’s Employee Share Purchase Plan (“ESPP”) composed of the “Ordinary A Share Purchase Agreement and the Share Restriction Agreement”, several “Share Option Award Agreements” (together referred to as the “Agreements”) and shares granted by the "dLocal Limited amended and restricted 2020 Global Share Incentive Plan" mentioned in note 1.2.

Under these Agreements, some members of the executive management team as defined by the Board of Directors, were granted share options or shares in return for their services to the Group.

dLocal receives services in exchange for its own equity instruments and does not have any obligation to settle the obligation with cash, so the Plan shall be classified as equity settled. The only condition to be met is the delivery of service by the employee during a certain period as defined in the Agreements.

The fair value of options granted under ESPP is measured at grant date and recognized in accordance with the requirements of IFRS 2, as an employee benefits expense, with a corresponding increase in equity.

The total expense is recognized over the vesting period using a graded attribution model, which is the period over which all of the specified vesting conditions are to be satisfied.

When the options are exercised, dLocal issues the shares to the employee. The proceeds received, net of any directly attributable transaction costs, are credited directly to equity.

2.11.2. General description - Warrants

During 2019 the Group issued a warrant (the “Warrant”) to one of its merchants (the “Merchant”) to acquire up to 17,345,000 ordinary shares exercisable through January 24, 2026 at a purchase price per share of either (1) U.S. Dollars 0.57 or (2) upon any reorganization (including any change of control) of the Company, the lesser of (i) U.S. Dollars 0.57 and (ii) sixty percent (60%) of the price per share paid in or implied by such transaction.

The Warrant is exercisable for ordinary shares, either for cash or on a net issuance basis with no net cash proceeds to the Company. The number of ordinary shares to be issued on a net issuance basis is the quotient obtained by dividing (i) the product of the number of ordinary shares as to which the Merchant exercises the Warrant multiplied by the difference between the fair market value per ordinary share at the time of exercise and the exercise price by (ii) the fair market value per ordinary share at the time of exercise.

The Warrant limits the Merchant’s beneficial ownership to 4.999% of the outstanding ordinary shares unless the Merchant waives this limit upon 61 days’ notice.

Concurrent with the Warrant issuance, the Company and the Merchant entered into a service agreement. The Company has determined the Warrant is (i) a payment to a customer related to a revenue contract under IFRS 15, and (ii) an equity-settled share-based payment under IFRS 2. Accordingly, the fair market value of the Warrant was deducted from revenue at the inception of the service agreement.

On September 2, 2021, the holder of the warrant exercised part of the ordinary shares, as described in Note 1.3.c).

2.11.3. Employee Share Purchase Plan (“ESPP”)

Under the Group‘s ESPP certain employees can purchase shares subject to a payment defined in their Share Award Agreement.

In November 2020 dLocal Group Limited signed a non-recourse “Loan Agreement” with two officers in order to fund the shares acquisition under the ESPP. The loan amounted to USD 31.5 million, accrues interest at a nominal annual rate of 1.5%.

Considering the substance of this transaction it was accounted as an option plan. In this sense, neither the shares nor the loan, are outstanding until either the options are exercised by paying the exercise price for the shares - i.e. by repaying the loan - or the options expire. Accordingly, until exercise of the options, the shares ‘issued’ to employees are treated as treasury shares and no financial asset for the loan receivable from the employees is recognized until this time. The loan agreement was cancelled during 2021, as detailed in Note 1.3.f).

Set out below are summaries of options granted under the plan:

	2021		2020
	Average		Average
	exercise price		exercise price
	per share		per share
	option	Number of	option	Number of
	(U.S. Dollars)	options and RSUs	(U.S. Dollars)	options
At the beginning of the year	1.22	17,361,000	1.22	406,500
Granted during the year	3.69	2,371,345	2.17	16,954,500
Exercised during the year	2.03	(15,685,000)	—	—
Forfeited during the year	4.15	(15,000)	—	—
At the end of the year	1.16	4,032,345	2.15	17,361,000
Vested and exercisable at the end of the year	3.54	486,750	2.02	15,685,000

No options expired during the periods covered by the above table.

Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Grant date	Vesting period	Expiry date	Exercise price (U.S. Dollars per A Share)	Share options and RSUs December 31, 2021	Share options and RSUs December 31, 2020
August 1st, 2018	3 years	August 1st, 2021	0.74	90,500	271,500
October 1st, 2019	3 years	October 1st, 2022	2.18	90,000	135,000
January 31st, 2020	Less than 1 year	December 31st, 2024	2.04	—	15,459,000
August 24th, 2020	5 years	August 24th, 2025	3.30	835,000	835,000
November 15th, 2020	4 years	November 15th, 2024	4.15	135,000	135,000
November 23rd, 2020	5 years	November 23rd, 2025	3.88	525,500	525,500
January 1st, 2021	5 years	January 1st, 2026	3.88	210,000	—
March 1st, 2021	1 year	March 1st, 2022	0.002	**5,500	—
March 2nd, 2021	5 years	March 2nd, 2026	7.44	10,000	—
March 11th, 2021	5 years	March 11th, 2026	0.002	**1,031,000	—
March 11th, 2021	5 years	March 11th, 2026	7.44	36,000	—
March 12nd, 2021	5 years	March 12nd, 2026	7.44	7,000	—
March 15th, 2021	5 years	March 15th, 2026	7.44	7,500	—
March 29th, 2021	5 years	March 29th, 2026	7.44	10,000	—
May 11th, 2021	5 years	May 11th, 2026	7.44	927,500	—
May 11th, 2021	3 years	May 11th, 2024	0.002	**22,500	—
May 18th, 2021	5 years	May 18th, 2026	16.17	10,000	—
December 9th, 2021	5 years	December 9th, 2026	0.002	**79,345	—
Total				4,032,345	17,361,000

Weighted average remaining contractual life of restricted share units and share options outstanding at end of the year				4.24 years	4.02 years

*	Retroactively adjusted to reflect the effect of the stock split (Note 1).

**	It corresponds to Restricted Share Units ("RSUs") granted.

2.11.4. Warrant agreement

Set out below is a summary of the warrants granted:

	2021		2020
	Average		Average
	exercise price		exercise price
	per share		per share
	warrant	Number of	warrant	Number of
	(U.S. Dollars)	warrants	(U.S. Dollars)	warrants
As at January 1	0.57	17,345,000	0.57	17,345,000
Granted during the year	—	—	—	—
Exercised during the year	0.57	(2,131,413)	—	—
As at December 31	0.57	15,213,587	0.57	17,345,000
Vested and exercisable at December 31	0.57	15,213,587	0.57	17,345,000

No warrants expired during the periods covered by the above table.

All warrants expire on January 1, 2026.

Leases and right of use assets

2.12. Leases and right of use assets

dLocal recognizes the liability of the future payments and the right of use of the leased asset for virtually all lease contracts, including operating leases. Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability. Short-term and low-value contracts are recognized as an expense in the Consolidated Statement of Comprehensive Income as they accrue. dLocal’s leasing policy is described in detail in Note 19: Leases.
Equity

2.13. Equity

Ordinary shares are classified as equity and incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Provision is made for the amount of any dividend declared, being appropriately authorized and no longer at the discretion of the entity, on or before the end of the reporting period but not distributed at the end of the reporting period.

dLocal calculates and presents basic and diluted earnings per share (“EPS”) information for its ordinary shares. The calculation of earnings per share is the following:

•
Basic EPS: results from de division of

a. Profit for the year attributable to shareholders, by

b. the weighted average number of outstanding ordinary shares outstanding during the period.

•
Diluted EPS: results from adjusting the Basic EPS for the effects of all dilutive potential ordinary shares which passed on contractual conditions (e.g. vesting). Diluted EPS is calculated as the division of

a. Profit for the year attributable to shareholders, by

b. the weighted average number of outstanding ordinary shares outstanding during the period, adjusted by dilutive effects.

Revenue

2.14. Revenue

dLocal provides payment processing services to merchants as follows:

•
dLocal specializes in local payments so that merchants can reach consumers located in those markets. On a recurring basis merchants and their customers are exchanging goods and services while dLocal provides the payment solution to that relationship. dLocal does not have any obligation to provide such goods or services between the merchant and its customer but is responsible for processing payments through its platform.
•
dLocal only processes the payment through its platform when a complete authorization request was made by the merchants. The authorization request shall be made by transmitting the authorization data of the transaction to dLocal.
•
dLocal contracts with service providers for the authorization, processing and settlement services performed by payment schemes networks and card issuers.
•
dLocal is not responsible for the credit risk or the chargebacks risk of the cardholder (i.e., the merchant customer). The merchant is responsible for the credit checks.

dLocal earns revenues from fees charged to merchants in connection with payment processing services for cross-border and local payment transactions in emerging markets. These fees are primarily generated on a per approved transaction basis as either a fixed fee per transaction or fixed percentage per transaction. dLocal also earns additional fees on cross-border transactions (i.e., transactions in which the merchant and its customer are in different countries) for which we perform foreign currency conversion and transfer of funds between the merchant home country and the emerging market country where the end user is.

Foreign currency conversion fees are usually determined based on a fixed percentage of the transaction value. dLocal’s service offering comprises a single performance obligation to complete payments via its platform for merchants and their customers.

Revenues from contracts with customers are recognized as control of services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services in the ordinary course of Group’s activities.

The Group applies the following five steps:

1.
Identification of the contract with a client.
2.
Identification of the performance obligations in the contract.
3.
Determination of the transaction price.
4.
Allocation of the transaction price to the performance obligations in the contract.
5.
Recognition of revenue when or as the entity satisfies a performance obligation.

dLocal performs two types of transactions:

•
Payins: are transactions where dLocal collects money in local currency in emerging markets countries from the merchant’s customers and makes it available for merchants in their requested currency and country, which is often U.S. Dollars or European Euro or the local currency if the merchant is in the same country of its customer, after a settlement period. Revenue for this type of transaction is recognized when the authorized transaction is processed (local currency collected from the merchant’s customer). This type of revenue is recognized at a point in time.
•
Payouts: are transactions where dLocal collects money from its merchants in the countries and currencies of preference and then disburses money in local currency in emerging markets countries to the merchant´s customers. Revenue for this type of transaction is recognized upon completing the payout of an authorized transaction in local currency. This type of revenue is recognized at a point in time.

Our contracts with merchants are usually open-ended and can be terminated by either party without a termination penalty after the notice period has lapsed. Our contracts are, therefore, defined at the transaction level and do not extend beyond the service already provided.

Revenue from contracts with merchants comprises:

Transaction revenues

We recognize fees charged to merchants as transaction revenue and fees we incur in processing payments as cost of services. Fees earned from merchants are presented as revenue due to the following considerations which indicate we control the payment processing services:

•
We bear primary responsibility to merchants for the fulfillment of the payment service.
•
We contract directly with merchants and there is no contractual relationship between merchants and payment processors (i.e., our service providers).
•
We have independently negotiated arrangements with payment processors.
•
•
Our established fees are independent of the costs we incur from payment processors and we, therefore, have full margin risk for each transaction.
•
In cross border transactions, we or the merchants may bear foreign exchange risk depending on each agreement. The foreign currency conversion fees charged to merchants are based on a fixed fee per transaction or fixed percentage of the transaction value. The risk of foreign currency fluctuation, when applicable, occurs from the time the transaction is authorized until we collect the money from the processor (for payins) and from the time we receive the money from the merchant until we convert the money to local currency (for payouts).
•
We bear credit risk from the agents and third-party processors, acquirers and collection agents for the payment settlement. These processors collect funds from consumers’ financial institutions and are required to pay the proceeds from these transactions. dLocal is not insured against credit losses. If a processor or acquirer becomes insolvent, files for bankruptcy, commits fraud or otherwise fails to pay amounts owed to dLocal when due, dLocal must nonetheless process the payment transaction for the benefit of merchants and end consumers. Merchants are liable for any charges properly reversed by the card issuer on behalf of the cardholder.

Transaction revenues are recognized as revenue at a point in time when an authorized payment transaction is processed.

Other revenues

Other revenues are mainly composed of minor fees, such as an initial setup fee, installment fee, minimum monthly fee, chargebacks fee, refunds fee and small transfer fees. Other revenues are recognized at a point in time when the respective performance obligation is satisfied.

New accounting pronouncements

2.15. New accounting pronouncements

The accounting policies and methods of computation adopted in the preparation of these consolidated financial statements are consistent with those followed in the preparation of the Group annual consolidated financial statements for the year ended December 31, 2020.

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective. A number of new or amended standards became applicable for the current reporting period. The Group did not change its accounting policies or make retrospective adjustments as a result of new accounting standards made applicable on January 1, 2021.

The qualitative impact assessment of the first-time application on January 1, 2021 of new amendments is disclosed below:

Effective for Periods beginning on or after January l, 2021

The following new standard has been issued by IASB and is effective for the twelve-month ended December 31, 2021. As required by IAS 8, the nature and effect of these changes are disclosed below. Those changes, however, did not have material impacts on the consolidated financial statements.

Interbank Offered Rates “IBOR” reform and its effects on financial report – phase 2

‘Phase 2’ of the amendments requires that, for financial instruments measured using amortized cost measurement (that is, financial instruments classified as amortized cost and debt financial assets classified as Fair Value through Other Comprehensive Income “FVOCI”), changes to the basis for determining the contractual cash flows required by interest rate benchmark reform is reflected by adjusting their effective interest rate. No immediate gain or loss is recognized. A similar practical expedient exists for lease liabilities. These expedients are only applicable to changes that are required by interest rate benchmark reform, which is the case if, and only if, the change is necessary as a direct consequence of interest rate benchmark reform and the new basis for determining the contractual cash flows is economically equivalent to the previous basis (that is, the basis immediately preceding the change).

Where some or all of a change in the basis for determining the contractual cash flows of a financial asset and liability do not meet the above criteria, the above practical expedient is first applied to the changes required by interest rate benchmark reform, including updating the instrument’s effective interest rate. Any additional changes are accounted for in the normal way (that is, assessed for modification or derecognition, with the resulting modification gain/loss, recognized immediately in profit or loss where the instrument is not derecognized).

For lease liabilities where there is a change to the basis for determining the contractual cash flows, as a practical expedient the lease liability is remeasured by discounting the revised lease payments using a discount rate that reflects the change in the interest rate where the change is required by IBOR reform. If lease modifications are made in addition to those required by IBOR reform, the normal requirements of IFRS 16 are applied to the entire lease modification, including those changes required by IBOR reform.

The Group adopted amendments to IFRS 9, IAS 39, IFRS 7, and IFRS 16 Interest Rate Benchmark Reform – Phase 2 as issued in August 2020. All the amendments listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

New accounting pronouncements

The Company has not applied the following new and revised IFRSs that have been issued but are not yet mandatorily effective:

Amendments to IAS 8 Definition of Accounting Estimates (1)

Amendments to IAS 1 and IFRS Practice Statement 2 Disclosure of Accounting Policies (1)

Amendments to IFRS 16 Covid-19-Related Rent Concessions beyond 30 June 2021(2) Amendments to IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction (1)

(1) Effective for annual reporting periods beginning on or after January 1, 2023. Earlier application is permitted.

(2) Effective for annual reporting periods beginning on or after April 1, 2021. Earlier application is permitted.

• On February 12, 2021, IASB issued 'Definition of Accounting Estimates (Amendments to IAS 8)' providing a new definition of accounting estimates to help entities to distinguish between accounting policies and accounting estimates. The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. The Company has not opted for early application.

• On February 12, 2021, the IASB issued 'Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)' to help preparers in deciding which accounting policies to disclose in their financial statements. The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. The Company has not opted for early application.

• On March 31, 2021, IASB issued 'Covid-19-Related Rent Concessions beyond 30 June 2021 (Amendments to IFRS 16)' extending, by one year, the May 2020 amendment that provides lessees with an exemption from assessing whether a COVID-19-related rent concession is a lease modification.

• The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after April 1, 2021 Earlier application is permitted. The Company has not opted for early application.

• On May 7, 2021, the International Accounting Standards Board (the “IASB”) issued 'Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)' clarifying that the initial recognition exemption does not apply to transactions in which equal amounts of deductible and taxable temporary differences arise on initial recognition.

This amendment is effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. The Company has not opted for early application.